Restricted Net Assets (Tables)	6 Months Ended
Apr. 30, 2026
Restricted Net Assets [Abstract]
Schedule of Restricted Net Assets
	As of
	April 30, 2026	October 31, 2025
Paid-in capital	—	—
Additional paid in capital	2,561,211	2,561,211
Statutory reserve	217,264	217,264
Total	2,778,475	2,778,475